Financial assets (Details) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets
Total financial assets	R$ 1,200,739,000	R$ 1,317,218,000
Current assets	584,778,000	902,289,000
Non-current assets	2,467,000	2,073,000
Domestic currency
Disclosure of financial assets
Financial assets	587,245,000	900,328,000
Foreign currency
Disclosure of financial assets
Financial assets		4,034,000
Retail - Private Fixed-Income Credit Fund | Domestic currency
Disclosure of financial assets
Financial assets	R$ 454,751,000	774,257,000
Index	0.00%
Moving Tech Fixed-Income Fund | Domestic currency
Disclosure of financial assets
Financial assets	R$ 102,231,000	100,136,000
Index	0.00%
Options | Domestic currency
Disclosure of financial assets
Financial assets	R$ 13,458,000	16,901,000
Index	106.44%
Others | Domestic currency
Disclosure of financial assets
Financial assets	R$ 16,805,000	9,034,000
Index	102.86%
Others | Domestic currency | Linx Pay Meios de Pagamentos Ltda.
Disclosure of financial assets
Financial assets	R$ 3,461,000
Time Deposits | Foreign currency
Disclosure of financial assets
Financial assets	R$ 0	4,034,000
Index	0.00%
Financial assets
Disclosure of financial assets
Total financial assets	R$ 587,245,000	904,362,000
Financial assets | Linx Pay Meios de Pagamentos Ltda.
Disclosure of financial assets
Total financial assets	R$ 10,970.000	R$ 9,007,000